Subsequent Events (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 27, 2020 USD ($) ft² shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jan. 27, 2020 $ / shares
Subsequent Event
Proceeds of issuance of ordinary shares, net of issuance costs		$ 0	$ 108,863	$ 156,920	$ 127,686
Subsequent Events | Office Space in Rockville, Maryland
Subsequent Event
Area of property (sqft) | ft²	27,502
Subsequent Events | Ordinary shares
Subsequent Event
Number of shares issued in transaction (shares) | shares	7,250,000
Per share price of issuance (usd per share) | $ / shares						$ 11.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 75,000